Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 528,933	$ 605,467	$ 317,366	$ 250,878
Due from related parties	117,219	0
Other current assets	101,508	110,971
Total current assets	978,192	1,009,717
NON-CURRENT ASSETS:
Total assets	8,041,621	7,620,450
CURRENT LIABILITIES:
Total current liabilities	417,693	543,654
NON-CURRENT LIABILITIES
Long term debt, net of current portion	4,352,592	3,907,835
Total non-current liabilities	4,457,652	4,096,953
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and 2014, nil issued and outstanding at December 31, 2013 and 2014, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2013 and 2014, 131,875,128 and 132,017,178 issued and outstanding at December 31, 2013 and 2014, respectively	1,320	1,319
Additional paid-in capital	3,494,957	3,492,650
Accumulated other comprehensive loss	(23,938)	(23,454)
Accumulated deficit	(306,063)	(490,672)
Total stockholders' equity	3,166,276	2,979,843	2,908,515	2,998,456
Total liabilities and stockholders' equity	8,041,621	7,620,450
Ocean Rig
CURRENT ASSETS:
Cash and cash equivalents	60	58	954	1,303
Due from related parties	117,219	0
Other current assets	2,090	300
Total current assets	119,369	358
NON-CURRENT ASSETS:
Investments in subsidiaries (Eliminated in consolidation)	3,549,399	3,494,475
Total non-current assets	3,549,399	3,494,475
Total assets	3,668,768	3,494,833
CURRENT LIABILITIES:
Other current liabilities	10,278	21,075
Total current liabilities	10,278	21,075
NON-CURRENT LIABILITIES
Long term debt, net of current portion	492,214	493,915
Total non-current liabilities	492,214	493,915
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and 2014, nil issued and outstanding at December 31, 2013 and 2014, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2013 and 2014, 131,875,128 and 132,017,178 issued and outstanding at December 31, 2013 and 2014, respectively	1,320	1,319
Additional paid-in capital	3,494,957	3,492,650
Accumulated other comprehensive loss	(23,938)	(23,454)
Accumulated deficit	(306,063)	(490,672)
Total stockholders' equity	3,166,276	2,979,843
Total liabilities and stockholders' equity	$ 3,668,768	$ 3,494,833